Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 03, 2023 JPY (¥) shares	Aug. 03, 2023 USD ($) $ / shares shares	Jul. 31, 2023 $ / shares shares	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Subsequent Event [Line Items]
Allocated share based compensation expenses | ¥				¥ 0	¥ 0	¥ 0
Subsequent Event [Member] | Series One Series Two Series Three Series Five And Series Six Stock Options [Member]
Subsequent Event [Line Items]
Allocated share based compensation expenses	¥ 3,294,000	$ 24
ADR [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from initial public offering	¥ 1,509,656,000	$ 11,101
ADR [Member] | Subsequent Event [Member] | Warrants To Subscribe For American Depository Shares [Member]
Subsequent Event [Line Items]
Class of warrants or rights number of securities covered by warrants or rights			50,000
Class of warrants or rights issued as a percentage of shares issued			3.00%
Class of warrants or rights exercise price of warrants or rights | $ / shares			$ 11.25
Class of warrants or rights term			5 years
IPO [Member] | ADR [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues	1,666,667	1,666,667
Shares issued price per share | $ / shares		$ 9
IPO [Member] | ADR [Member] | Subsequent Event [Member] | Warrants To Subscribe For American Depository Shares [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues			1,666,667